Acquisitions (Acquisition of DraftDay.com) (Details) $ / shares in Units, $ in Thousands		9 Months Ended
	Sep. 08, 2015 USD ($) member $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 23, 2015	Jun. 30, 2015 $ / shares shares	Jun. 30, 2014 $ / shares shares	Sep. 16, 2013 $ / shares	May 10, 2012 $ / shares shares
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.001			$ 0.001	$ 0.001
Number of warrants issued (in warrants)								21,364
Warrants, exercise price per share (in dollars per warrant) | $ / shares							$ 92	$ 640
Common stock, shares issued (in shares)		36,639,383			23,383,125	15,743,541
Common stock issued to settle notes | $		$ 824	$ 0
Preferred stock issued to settle note | $		$ 110	$ 0
Stated interest rate (as a percent)				12.00%
DraftDay
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)	1,353,975
Notes issued to sellers | $	$ 2,250
MGT Sports | DraftDay
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)	1,269,342
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Third Parties | DraftDay
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)	84,633
Promissory Note
Business Acquisition [Line Items]
Stated interest rate (as a percent)	5.00%
Promissory Note due September 29, 2015 | Promissory Note
Business Acquisition [Line Items]
Notes issued to sellers | $	$ 250
Promissory Note due September 29, 2015 | Promissory Note | MGT Sports | DraftDay
Business Acquisition [Line Items]
Notes issued to sellers | $	234
Promissory Note due September 29, 2015 | Promissory Note | Third Parties | DraftDay
Business Acquisition [Line Items]
Notes issued to sellers | $	16
Promissory Note due March 8, 2016 | Promissory Note | MGT Sports | DraftDay
Business Acquisition [Line Items]
Notes issued to sellers | $	1,875
Promissory Note due March 8, 2016 | Promissory Note | Third Parties | DraftDay
Business Acquisition [Line Items]
Notes issued to sellers | $	125
Promissory Note due September 8, 2015 | Promissory Note
Business Acquisition [Line Items]
Notes issued to sellers | $	$ 2,000
DraftDay Gaming Group
Business Acquisition [Line Items]
Common stock, shares issued (in shares)	11,250,000
Number of board members | member	3
Number of board members designated by parent | member	2
Number of board members designated by affiliate | member	1
DraftDay Gaming Group | MGT Sports | DraftDay
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)	2,550,000
Number of warrants issued (in warrants)	1,500,000
Warrants, exercise price per share (in dollars per warrant) | $ / shares	$ 0.40
DraftDay Gaming Group | Third Parties | DraftDay
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)	150,000
Number of warrants issued (in warrants)	350,000
Warrants, exercise price per share (in dollars per warrant) | $ / shares	$ 0.40
Affiliated Entity | DraftDay Gaming Group | Sportech
Business Acquisition [Line Items]
Common stock, shares issued (in shares)	9,000,000